Document and Entity Information	Jun. 09, 2023
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 09, 2023
Entity Registrant Name	APX ACQUISITION CORP. I
Entity Incorporation, State or Country Code	E9
Entity File Number	001-41125
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Juan Salvador Agraz 65
Entity Address, Address Line Two	Contadero
Entity Address, Address Line Three	Cuajimalpa de Morelos
Entity Address, City or Town	Mexico City
Entity Address, Country	MX
Entity Address, Postal Zip Code	05370
Country Region	52
City Area Code	55
Local Phone Number	4744 1100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001868573
Amendment Flag	false
Capital Units [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-half of one redeemable warrant
Trading Symbol	APXIU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	APXI
Security Exchange Name	NASDAQ
Warrant [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A ordinary share for $11.50 per share
Trading Symbol	APXIW
Security Exchange Name	NASDAQ